N-4	Apr. 28, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	JNLNY Separate Account I
Entity Central Index Key	0001045032
Entity Investment Company Type	N-4
Document Period End Date	Sep. 22, 2025
Amendment Flag	false
C000205595 [Member]
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]	➢ In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", the following changes are made:
•In the "FEES AND EXPENSES" section of the table, in the "Transaction Charges" row, the following sentence has been added to the end of the description of transactions paragraph:

Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.

Transaction Charges [Text Block]	In the section titled "IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT", the following changes are made:
•In the "FEES AND EXPENSES" section of the table, in the "Transaction Charges" row, the following sentence has been added to the end of the description of transactions paragraph:

Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules.

Key Information, Benefit Restrictions [Text Block]	In the "RESTRICTIONS" section of the table, in the "Optional Benefits" row, the following bullet point has been added:Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you elect to pay your advisory fees via direct deductions under our rules, these deductions will reduce the basic death benefit.
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	In the section titled "EXAMPLE", the paragraph immediately before the Example table has been deleted and replaced with the following:
The table below is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include transaction expenses, annual Contract expenses and annual Fund expenses. The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year, and assumes the most expensive combination of annual Fund expenses and add-on benefits available for an additional charge (using the maximum possible charge). The Example does not include any advisory fees paid to third-party financial professionals from Contract Value or other assets of the Owner. If such advisory fees were reflected, costs would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	In the section titled "PRINCIPAL RISKS", the paragraph titled "Deduction of Advisory Fees from Contract Value" has been deleted and replaced with the following:Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium add-on death benefit, which is equal to the greater of Contract Value or Premiums paid into your Contract (net of any applicable premium taxes and charges), reduced for withdrawals. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. In addition, the election of certain add-on benefits disqualifies you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	In the section titled "BENEFITS AVAILABLE UNDER THE CONTRACTS", the following changes are made:
•In the "Basic Death Benefits (automatically included in the contract)" table, in the "Basic Death Benefit" row, the following new bullet point has been added to the "BRIEF DESCRIPTION OF RESTRICTIONS/LIMITATIONS" column:

◦Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit.

C000205595 [Member] | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Brief Restrictions / Limitations [Text Block]	Payment of advisory fees via direct deduction from Contract Value could significantly reduce the benefit.
C000205595 [Member] | Deduction Of Advisory Fees From Contract Value Risk [Member]
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Deduction of Advisory Fees from Contract Value. Under certain circumstances, you may elect to have advisory fees directly deducted from your Contract Value and automatically transmitted to your third-party financial professional, subject to certain administrative rules. If you do elect to pay your advisory fees via direct deductions under our rules, we will not treat such deductions as withdrawals in two specific ways: (i) we will not report them as taxable distributions under your Contract; and (ii) any such deduction will not trigger a reduction in the value of any eligible add-on benefit you elected. It is important to note that deductions to pay advisory fees will always reduce the basic death benefit and your Contract Value, and they are otherwise subject to all contractual provisions and other restrictions and penalties, including minimum withdrawal requirements. Because deductions to pay advisory fees reduce your Contract Value, they may also negatively impact your Return of Premium add-on death benefit, which is equal to the greater of Contract Value or Premiums paid into your Contract (net of any applicable premium taxes and charges), reduced for withdrawals. Advisory fees are in addition to Contract fees and expenses disclosed in this prospectus. In addition, the election of certain add-on benefits disqualifies you from utilizing our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) to directly deduct advisory fees from Contract Value. This means if you take withdrawals to pay advisory fees and do not follow our administrative rules (including the Add-On Benefit Advisory Fee Withdrawal Program) and/or elect an ineligible add-on benefit, all such withdrawals will be subject to any applicable income taxes and penalties and will reduce your add-on benefit(s).